As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.6%
	Aerospace/Aircraft - 2.8%
12,840	Precision Castparts Corp.	$2,901,968

	Beverage - 1.0%
24,960	Coca-Cola Co.	1,001,146

	Biotechnology - 2.5%
50,600	Gilead Sciences, Inc. *	2,591,226

	Broadcast Media - 5.4%
56,000	CBS Corp. - Class B	2,736,720
66,700	Comcast Corp. - Class A	2,793,396
		5,530,116
	Chemicals - 1.1%
18,200	FMC Corp.	1,111,292

	Chemicals - Specialty - 4.2%
32,970	Monsanto Co.	3,257,436
16,580	Valspar Corp.	1,072,229
		4,329,665
	Computer - Semiconductors - 2.4%
40,400	SanDisk Corp. *	2,468,440

	Computer Software - Desktop/Small Business - 1.1%
33,300	Microsoft Corp.	1,149,849

	Computer Software - Enterprise - 2.4%
81,700	Oracle Corp.	2,509,824

	Drugs - Generic - 3.7%
29,940	Actavis, Inc. *	3,779,027

	Drugs - Proprietary - 4.4%
71,706	Abbott Laboratories	2,501,105
49,800	AbbVie, Inc.	2,058,732
		4,559,837
	Electrical Instruments - 3.1%
37,700	Thermo Fisher Scientific, Inc.	3,190,551

	Energy/Oil & Gas Drilling - 1.8%
31,600	Ensco PLC - Class A +	1,836,592

	Energy/Oil Service - 1.5%
24,800	Cameron International Corp. *	1,516,768

	Engineering/Construction - 2.0%
79,400	Quanta Services, Inc. *	2,100,924

	Finance/Information Services - 5.9%
4,710	MasterCard, Inc. - Class A	2,705,895
18,610	Visa, Inc. - Class A	3,400,978
		6,106,873
	Health Care Distribution - 2.7%
24,800	McKesson Corp.	2,839,600

	Health Care Products - 2.6%
31,870	Johnson & Johnson	2,736,358

	Health Care Services - 1.9%
15,970	DaVita HealthCare Partners, Inc. *	1,929,176

	Household Products - 4.5%
24,000	Church & Dwight Co., Inc.	1,481,040
54,720	Colgate-Palmolive Co.	3,134,909
		4,615,949
	Information Services - 3.2%
18,150	Alliance Data Systems Corp. *	3,285,695

	Internet Retail - 4.8%
47,000	eBay, Inc. *	2,430,840
3,070	Priceline.com, Inc. *	2,539,289
		4,970,129
	Internet Software & Services - 3.0%
3,579	Google, Inc. - Class A *	3,150,844

	Machinery - 2.8%
20,835	Flowserve Corp.	1,125,298
31,100	Ingersoll-Rand PLC +	1,726,672
		2,851,970
	Media & Advertising - 2.7%
51,100	Liberty Interactive Corp. - Class A *	1,175,811
24,400	Scripps Networks Interactive, Inc. - Class A	1,628,944
		2,804,755
	Medical Products - 1.4%
28,600	Medtronic, Inc.	1,472,042

	Medical Systems/Equipment - 1.4%
76,000	Hologic, Inc. *	1,466,800

	Railroad - 2.8%
18,770	Union Pacific Corp.	2,895,836

	Restaurants - 2.7%
43,170	Starbucks Corp.	2,827,203

	Retail - Discount - 4.1%
28,710	Costco Wholesale Corp.	3,174,465
15,400	Target Corp.	1,060,444
		4,234,909
	Retail - Drug Stores - 3.2%
58,400	CVS Caremark Corp.	3,339,312

	Retail - Specialty - 1.8%
37,500	Dick's Sporting Goods, Inc.	1,877,250

	Telecommunication Equipment - 3.5%
58,600	QUALCOMM, Inc.	3,579,288

	Tobacco - 3.2%
37,620	Philip Morris International, Inc.	3,258,644

	TOTAL COMMON STOCKS (Cost $84,255,100)	100,819,858

	SHORT-TERM INVESTMENTS - 2.2%
2,218,474	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	2,218,474
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,218,474)	2,218,474
	Total Investments in Securities (Cost $86,473,574) - 99.8%	103,038,332
	Other Assets in Excess of Liabilities - 0.2%	222,908
	NET ASSETS - 100.00%	$103,261,240

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Airlines - 2.3%
6,460	Allegiant Travel Co. *	$684,695

	Asset Management - 2.1%
3,760	Affiliated Managers Group *	616,414

	Auto/Auto Parts - 1.8%
21,180	LKQ Corp. *	545,385

	Business Services - 2.0%
3,820	Portfolio Recovery Associates, Inc. *	586,867

	Chemicals - 1.8%
9,000	FMC Corp.	549,540

	Chemicals - Specialty - 1.5%
6,900	Valspar Corp.	446,223

	Computer Software - Enterprise - 2.3%
35,000	Mentor Graphics Corp.	684,250

	Drugs - Generic - 4.6%
4,920	Actavis, Inc. *	621,002
25,000	Mylan, Inc. *	775,750
		1,396,752
	Drugs - Proprietary - 1.2%
26,800	Akorn, Inc. *	362,336

	Education Services - 2.0%
18,600	Grand Canyon Education, Inc. *	599,478

	Electrical Instruments - 2.1%
8,450	FEI Co.	616,766

	Energy/Oil & Gas Drilling - 2.0%
11,400	Atwood Oceanics, Inc. *	593,370

	Energy/Oil Service - 4.4%
9,800	Bristow Group, Inc.	640,136
9,500	Oceaneering International, Inc.	685,900
		1,326,036
	Engineering/Construction - 3.7%
21,300	Quanta Services, Inc. *	563,598
3,800	Valmont Industries, Inc.	543,742
		1,107,340
	Finance/Banks - 2.0%
7,300	Signature Bank *	606,046

	Finance/Information Services - 4.3%
21,400	Euronet Worldwide, Inc. *	681,804
7,010	Fiserv, Inc. *	612,744
		1,294,548
	Financial Services - Mortgage Related - 1.6%
11,800	Ocwen Financial Corp. *	486,396

	Food - 1.5%
16,400	Snyder's-Lance, Inc.	465,924

	Health Care Services - 3.4%
14,200	Hanger, Inc. *	449,146
12,300	PAREXEL International Corp. *	565,062
		1,014,208
	Home Furnishings/Furniture - 2.2%
27,800	Pier 1 Imports, Inc.	653,022

	Household Products - 5.7%
9,500	Church & Dwight Co., Inc.	586,246
13,100	Jarden Corp. *	573,125
10,000	Spectrum Brands Holdings, Inc.	568,700
		1,728,071
	Industrial Distributors - 2.0%
16,000	Beacon Roofing Supply, Inc. *	606,080

	Information Services - 1.9%
3,200	Alliance Data Systems Corp. *	579,296

	Insurance - Property/Casualty/Title - 1.6%
13,600	AmTrust Financial Services, Inc.	485,520

	Leisure Time - 4.3%
19,200	Cinemark Holdings, Inc.	536,064
7,900	Polaris Industries, Inc.	750,500
		1,286,564
	Machinery - 1.8%
9,930	Flowserve Corp.	536,319

	Media & Advertising - 2.1%
9,600	Scripps Networks Interactive, Inc. - Class A	640,896

	Medical Supplies - 2.6%
11,000	West Pharmaceutical Services, Inc.	772,860

	Medical Systems/Equipment - 1.6%
25,700	Hologic, Inc. *	496,010

	Restaurants - 1.5%
2,460	Panera Bread Co. - Class A *	457,412

	Retail - Discount - 4.3%
15,300	Dollar Tree, Inc. *	777,852
6,000	PriceSmart, Inc.	525,780
		1,303,632
	Retail - Specialty - 3.8%
11,900	Dick's Sporting Goods, Inc.	595,714
4,570	Tractor Supply Co.	537,478
		1,133,192
	Semiconductors - 5.6%
62,800	Atmel Corp. *	461,580
28,100	Microsemi Corp. *	639,275
41,900	NVIDIA Corp.	587,857
		1,688,712
	Telecommunication Services - 3.8%
15,550	MasTec Inc. *	511,595
12,750	NeuStar, Inc. - Class A *	620,670
		1,132,265
	Trucking - 1.9%
7,900	J.B. Hunt Transport Services, Inc.	570,696

	Utilities/Water - 1.8%
12,800	American Water Works Co., Inc.	527,744

	Waste Disposal - 2.4%
17,700	Waste Connections, Inc.	728,178

	TOTAL COMMON STOCKS (Cost $24,132,873)	29,309,043

	SHORT-TERM INVESTMENTS - 2.4%
741,273	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	741,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $741,273)	741,273
	Total Investments in Securities (Cost $24,874,146) - 99.9%	30,050,316
	Other Assets in Excess of Liabilities - 0.1%	24,977
	NET ASSETS - 100.00%	$30,075,293

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2013 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2013:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,639,058	$-	$-	$16,639,058
Consumer Staples	15,389,516	-	-	15,389,516
Energy	3,353,360	-	-	3,353,360
Health Care	24,564,617	-	-	24,564,617
Industrials	10,750,698	-	-	10,750,698
Materials	5,440,957	-	-	5,440,957
Technology	24,681,652	-	-	24,681,652
Total Common Stocks	100,819,858	-	-	100,819,858
Short-Term Investments	2,218,474	-	-	2,218,474
Total Investments in Securities	$103,038,332	$-	$-	$103,038,332

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,666,926	$-	$-	$6,666,926
Consumer Staples	2,146,649	-	-	2,146,649
Energy	1,919,406	-	-	1,919,406
Financials	2,781,243	-	-	2,781,243
Health Care	4,042,166	-	-	4,042,166
Industrials	4,744,904	-	-	4,744,904
Materials	995,763			995,763
Technology	5,484,242	-	-	5,484,242
Utilities	527,744	-	-	527,744
Total Common Stocks	29,309,043	-	-	29,309,043
Short-Term Investments	741,273	-	-	741,273
Total Investments in Securities	$30,050,316	$-	$-	$30,050,316

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Chase Growth Fund

Cost of investments	$86,473,574

Gross unrealized appreciation	$17,794,979
Gross unrealized depreciation	(1,230,221)
Net unrealized appreciation	$16,564,758

Chase Mid-Cap Growth Fund

Cost of investments	$24,882,719

Gross unrealized appreciation	$5,343,105
Gross unrealized depreciation	(175,508)
Net unrealized appreciation	$5,167,597

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 8/19/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 8/19/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 8/19/2013

* Print the name and title of each signing officer under his or her signature.